COMMITMENTS AND CONTINGENCIES (Guarantees) (Details) - Dec. 31, 2024 ₪ in Thousands	ILS (₪)	USD ($)
TAT Technologies Ltd [Member]
Guarantees:
Bank guarantee to secure liability to Israeli customs	₪ 103	$ 28,600
Bank Guarantee To Office Lessor	₪ 50	13,900
Turbochrome [Member]
Guarantees:
Bank Guarantee To Local Planning And Building Committee		$ 28,600